Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Profit Loss [Abstract]
Net foreign exchange gains	$ 128,820	$ 120,311
Loss on disposal of property, plant and equipment	(75,296)
Loss on lease modification	(64,287)
Net loss on fair value changes of financial assets at fair value through profit or loss	(21,998)
Others	(5,529)	50,224
Other gains and losses	$ (38,290)	$ 170,535